SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Short Term Investments [Abstract]
SHORT-TERM INVESTMENTS
7.SHORT-TERM INVESTMENTS
	Consolidated
	2023	2022
Loan investment funds (a)	2,329,118	1,228,093
Treasury bills (b)	392,253	539,450
Government securities (LFT) (c)	1,272,445	31,415
DBV fund	36,698	35,235
Restricted cash	30,240	1,481
	4,060,754	1,835,674

Current	4,024,056	1,800,439
Non-current	36,698	35,235

(a)	Mutual investment funds refer to the investments of some subsidiaries of the Company, which are concentrated in the entities of Argentina, Chile, Colombia and Mexico.
(b)	As of December 31, 2023, investments in treasury bills are remunerated at an average rate of 108.15% of the CDI (109.69% as of December 31, 2022).
(c)	As of December 31, 2023, investments in Government securities (LFT) are remunerated at an average rate of 100.75% of the CDI (100.02% of the CDI as of December 31, 2022).

The breakdown of securities constituting the Essential Investment Fund portfolio, regarding which the Company holds 100% interest, on December 31, 2023 and 2022 is as follows:

	Consolidated
	2023	2022
Certificate of bank deposits (CDB)	644	2,012
Repurchase operations (cash and cash equivalents)	1,433,487	937,645
Treasury bills	392,253	539,450
Government securities (LFT)	1,272,445	46,071
	3,098,829	1,525,178

These amounts are presented together with the other investments of the same nature of the Company in the consolidated.